Goodwill and Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Goodwill	$ 5,265,980,000	$ 2,805,210,000	[1]
Impairment loss recognized in profit or loss, goodwill	$ 0
International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Revenue growth rate	7.80%
Steady growth rate	3.00%
UNITED KINGDOM
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Revenue growth rate	4.00%
Steady growth rate	3.00%
Excess of recoverable amount over carrying amount	$ 111,000,000
Australia
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Revenue growth rate	7.90%
Steady growth rate	2.00%
Excess of recoverable amount over carrying amount	$ 152,000,000
Deferred Development Costs
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Impairment losses	4,800,000
Deferred Development Costs | Subsidiaries
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Goodwill
Discontinued Development and Other Projects
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Impairment losses	$ 4,800,000
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Impairment losses		$ 800,000

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.